Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	€ 21,640		€ 21,407
Amortization expense	(2,172)		(2,053)	€ (1,580)
Other intangible assets, ending balance	24,319		21,640	21,407
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	81,716		78,865	72,307
Changes in scope of consolidation	3,401		464	3,626
Acquisitions and other increases	3,112		571	616
Disposals and other decreases	(683)		(543)	(502)
Currency translation differences	(1,837)		2,533	2,818
Transfers	(396)		(174)	0
Other intangible assets, ending balance	85,313		81,716	78,865
Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(60,076)		(57,458)	(53,966)
Changes in scope of consolidation	33		11
Amortization expense	(2,345)		(2,196)	(1,740)
Impairment losses, net of reversals	(932)		454	(192)
Disposals and other decreases	629		525	462
Currency translation differences	1,287		(1,591)	(2,022)
Transfers	410		179
Other intangible assets, ending balance	(60,994)		(60,076)	(57,458)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	6,226		7,730
Other intangible assets, ending balance	6,038		6,226	7,730
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	10,354		11,207	9,600
Changes in scope of consolidation	113		0	1,805
Acquisitions and other increases	1,062		277	339
Disposals and other decreases	(262)		(72)	(313)
Currency translation differences	(242)		518	560
Transfers	(1,253)		(1,576)	(784)
Other intangible assets, ending balance	9,772		10,354	11,207
Acquired R&D | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(4,128)		(3,477)	(3,508)
Changes in scope of consolidation	0		0
Amortization expense	0		0	0
Impairment losses, net of reversals	(90)		(1,107)	(150)
Disposals and other decreases	262		75	313
Currency translation differences	94		(7)	(132)
Transfers	128		388
Other intangible assets, ending balance	(3,734)		(4,128)	(3,477)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	14,927		13,162
Other intangible assets, ending balance	17,825		14,927	13,162
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	69,579		65,906	61,074
Changes in scope of consolidation	3,287		499	1,821
Acquisitions and other increases	1,970		195	159
Disposals and other decreases	(380)		(423)	(173)
Currency translation differences	(1,584)		1,994	2,234
Transfers	861		1,408	791
Other intangible assets, ending balance	73,733		69,579	65,906
Products, trademarks and other rights | Gross value | Antibodies Collaboration agreement | Teva Pharmaceuticals
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases | $		$ 500
Products, trademarks and other rights | Gross value | Antibodies Collaboration agreement | Janssen Pharmaceuticals, Inc
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases | $		$ 175
Products, trademarks and other rights | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(54,652)		(52,744)	(49,345)
Changes in scope of consolidation	33		0
Amortization expense	(2,225)		(2,099)	(1,621)
Impairment losses, net of reversals	(842)		1,561	(42)
Disposals and other decreases	326		411	133
Currency translation differences	1,184		(1,567)	(1,869)
Transfers	268		(214)
Other intangible assets, ending balance	(55,908)		(54,652)	(52,744)
Products, trademarks and other rights | Accumulated amortization & impairment | IO License and Collaboration agreement
Disclosure of detailed information about intangible assets [line items]
Amortization expense			(226)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	487		515
Other intangible assets, ending balance	456		487	515
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	1,783		1,752	1,633
Changes in scope of consolidation	1		(35)	0
Acquisitions and other increases	80		99	118
Disposals and other decreases	(41)		(48)	(16)
Currency translation differences	(11)		21	24
Transfers	(4)		(6)	(7)
Other intangible assets, ending balance	1,808		1,783	1,752
Software | Accumulated amortization & impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, beginning balance	(1,296)		(1,237)	(1,113)
Changes in scope of consolidation	0		11
Amortization expense	(120)		(97)	(119)
Impairment losses, net of reversals	0		0	0
Disposals and other decreases	41		39	16
Currency translation differences	9		(17)	(21)
Transfers	14		5
Other intangible assets, ending balance	€ (1,352)		€ (1,296)	€ (1,237)